Concentrations and Risks (Details) - Schedule of Concentration Accounts Receivable - Customer Concentration Risk [Member] - Accounts Receivable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Company A [Member]
Schedule of Concentration Accounts Receivable [Line Items]
Concentration on sales amount	$ 908,334	$ 1,337,859
Concentration on sales percentage	9.50%	13.20%
Customer [Member]
Schedule of Concentration Accounts Receivable [Line Items]
Concentration on sales amount	$ 908,334	$ 1,337,859
Concentration on sales percentage	9.50%	13.20%